Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
(10)	Income Taxes

The Company is not subject to taxation in its country of incorporation; however, the Company is subject to taxation in certain other jurisdictions due to the nature of the Company’s operations. The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense for 2011, 2010 and 2009 consisted of the following:

	2011	2010	2009
Current
Bermuda	$—	$—	$—
Foreign	6,223	3,187	3,657

	6,223	3,187	3,657

Deferred
Bermuda	—	—	—
Foreign	(1,742)	1,306	(186)

	(1,742)	1,306	(186)

	$4,481	$4,493	$3,471

The components of income before income taxes and noncontrolling interest were as follows:

	2011	2010	2009
Bermuda sources	$—	$—	$—
Foreign sources	208,499	138,257	108,801

	$208,499	$138,257	$108,801

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of income is as follows:

	2011	2010	2009
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.44%	1.63%	1.05%
Tax uncertainties	1.71%	1.62%	2.14%

	2.15%	3.25%	3.19%

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	2011	2010
Current deferred tax assets
Other	$2,443	$1,895

Current deferred tax assets	2,443	1,895

Non-current deferred tax assets
Net operating loss carryforwards	7,352	5,797
Other	2,109	1,220

Non-current deferred tax assets	9,461	7,017

Non-current deferred tax liabilties
Containers, net	15,853	15,182
Other	1,046	467

Non-current deferred tax liabilties	16,899	15,649

Net deferred tax liability	$4,995	$6,737

In assessing the realizability of deferred tax assets, the Company’s management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company’s management considers the projected future taxable income for making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company’s management believes it is more likely than not the Company will realize the benefits of these deductible differences noted above.

The Company has net operating loss carry-forwards of $21,664 that will begin to expire from December 31, 2017 through December 31, 2030 if not utilized.

The accompanying consolidated financial statements do not reflect the income taxes that would be payable to foreign taxing jurisdictions if the earnings of a group of corporations operating in those jurisdictions were to be transferred out of such jurisdictions, because such earnings are intended to be permanently reinvested in those countries. At December 31, 2011, cumulative earnings of approximately $45,549 would be subject to income taxes of approximately $13,677 if such earnings of foreign corporations were transferred out of such jurisdictions in the form of dividends.

The Company’s foreign tax returns, including the United States, State of California, State of New Jersey, State of Texas, State of Illinois, Malaysia, Singapore, and United Kingdom, are subject to examination by the various tax authorities. With the exception of two tax returns of two foreign subsidiaries, the Company’s foreign tax returns are no longer subject to examinations by taxing authorities for years before 2005.

In May of 2009, the Company received notification from the Internal Revenue Service that the 2007 and 2008 United States tax return for TEMUS had been selected for examination. In May 2010, the Company received notification from the IRS that they had completed their examination, making changes to the 2007 and 2008 taxable income of TEMUS which did not significantly alter the Company’s income tax for these years. As a result, the Company reduced the amount of unrecognized tax benefits and recognized a tax provision reduction during the year ended December 31, 2010. The Company’s effective tax rate reflects the recognition of this $2,259 tax provision reduction.

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2011 and 2010 are as follows:

Balance at December 31, 2009	$17,088
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	(2,259)
Increases related to current year tax positions	8,007
Settlements	—
Lapse of statute of limitations	(3,287)

Balance at December 31, 2010	19,549
Increases related to prior year tax positions	243
Decreases related to prior year tax positions	(2,215)
Increases related to current year tax positions	7,689
Settlements	—
Lapse of statute of limitations	(3,826)

Balance at December 31, 2011	$21,440

If the unrecognized tax benefits of $21,440 at December 31, 2011 were recognized, tax benefits in the amount of $20,839 would reduce our annual effective tax rate. The Company believes the total amount of unrecognized tax benefit as of December 31, 2011 will decrease by $3,682 in the next twelve months due to expiration of the statute of limitations, of which $3,589 would reduce our annual effective tax rate.

Interest and penalty (benefit) expense recorded during 2011 amounted to $188 and $0, respectively. Total accrued interest and penalties as of December 31, 2011 were $838 and $0, respectively, and were included in non-current income taxes payable. Interest and penalty (benefit) expense recorded during 2010 amounted to $(381) and $0, respectively. Total accrued interest and penalties as of December 31, 2010 were $649 and $0, respectively, and were included in non-current income taxes payable.